VIRTUS AllianzGI Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
($ reported in thousands)
	Shares	Value
Preferred Stock—0.6%
Brazil—0.6%
Banco Bradesco S.A.	481,800	$ 1,840
Total Preferred Stock (Identified Cost $2,058)		1,840

Common Stocks—96.2%
Brazil—1.1%
Vale S.A.	240,500	3,350
China—27.3%
Alibaba Group Holding Ltd.(1)	300,000	5,554
Baoshan Iron & Steel Co., Ltd. Class A	1,361,500	1,819
China Merchants Bank Co., Ltd. Class H	1,269,500	10,103
China Petroleum & Chemical Corp. Class H	3,248,000	1,601
COSCO SHIPPING Holdings Co., Ltd. Class H(1)	1,327,550	2,014
ENN Energy Holdings Ltd.	111,100	1,832
ENN Natural Gas Co., Ltd. Class A	1,367,300	3,853
Guangzhou Tinci Materials Technology Co., Ltd. Class A	68,800	1,610
JD.com, Inc. Class A(1)	70,200	2,531
Lenovo Group Ltd.	3,036,000	3,963
Li Ning Co., Ltd.	235,500	2,714
Meituan Class B(1)	96,000	3,064
NIO, Inc. ADR(1)	23,865	850
PetroChina Co., Ltd. Class H	11,552,000	5,411
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	116,480	1,343
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	27,492	1,340
Sinopharm Group Co., Ltd. Class H	494,800	1,297
Sinotrans Ltd. Class A	3,525,870	2,970
Tencent Holdings Ltd.	190,800	11,391
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	115,900	819
Weichai Power Co., Ltd. Class H	1,052,000	2,177
Weifu High-Technology Group Co., Ltd. Class A	458,876	1,466
	Shares	Value

China—continued
Wuxi Biologics Cayman, Inc.(1)	395,500	$ 6,415
Zhejiang Weixing New Building Materials Co., Ltd. Class A	886,600	2,311
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class H	1,808,600	1,612
		80,060

Cyprus—0.5%
TCS Group Holding plc GDR	17,302	1,573
Hong Kong—2.6%
CITIC Ltd.	2,090,000	2,213
Kingboard Holdings Ltd.	282,000	1,276
Xinyi Glass Holdings Ltd.	1,403,000	4,185
		7,674

India—13.6%
Ambuja Cements Ltd.	429,669	2,309
Bajaj Auto Ltd.	28,634	1,475
Divi’s Laboratories Ltd.	101,936	6,582
Eicher Motors Ltd.	41,174	1,540
HCL Technologies Ltd.	109,518	1,878
HDFC Bank Ltd. ADR	107,455	7,854
Infosys Ltd.	177,625	3,982
Marico Ltd.	183,587	1,355
Reliance Industries Ltd.	41,845	1,416
State Bank of India	216,937	1,315
Tata Consultancy Services Ltd.	58,772	2,979
Tata Steel Ltd.	339,684	5,846
UPL Ltd.	127,789	1,215
		39,746

Indonesia—0.3%
Bank Central Asia Tbk PT	362,000	882
Marshall Islands—0.7%
Costamare, Inc.	136,925	2,121
Russia—8.4%
Gazprom PJSC	1,938,776	9,654
LUKOIL PJSC Sponsored ADR	82,700	7,854
MMC Norilsk Nickel PJSC ADR	76,513	2,273
Sberbank of Russia PJSC Sponsored ADR	109,224	2,036
Severstal PAO GDR	56,190	1,174
	Shares	Value

Russia—continued
VTB Bank PJSC GDR	1,210,063	$ 1,660
		24,651

Singapore—0.4%
Sea Ltd. ADR(1)	3,865	1,232
South Africa—2.7%
Absa Group Ltd.	360,634	3,649
FirstRand Ltd.	358,131	1,529
Gold Fields Ltd. Sponsored ADR	109,060	885
MTN Group Ltd.(1)	200,340	1,882
		7,945

South Korea—15.0%
CJ CheilJedang Corp.	16,767	5,769
Hana Financial Group, Inc.	203,838	7,924
Kia Corp.	91,209	6,160
Kolon Industries, Inc.	22,889	1,906
LG Electronics, Inc.	14,118	1,501
POSCO	29,979	8,255
Samsung Electronics Co., Ltd.	143,034	8,867
SK Hynix, Inc.	41,075	3,516
		43,898

Taiwan—20.1%
ASE Technology Holding Co., Ltd.	857,000	3,315
Asustek Computer, Inc.	115,000	1,336
Cathay Financial Holding Co., Ltd.	2,851,000	5,878
ChipMOS Technologies, Inc.	757,000	1,281
CTBC Financial Holding Co., Ltd.	3,792,000	3,103
Fubon Financial Holding Co., Ltd.	3,710,600	10,140
Hon Hai Precision Industry Co., Ltd.	914,000	3,412
Radiant Opto-Electronics Corp.	753,000	2,515
Taiwan Semiconductor Manufacturing Co., Ltd.	1,110,000	22,957
United Microelectronics Corp.	2,256,000	5,114
		59,051

Turkey—1.0%
Arcelik AS	334,896	1,223
See Notes to Schedule of Investments

VIRTUS AllianzGI Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Shares	Value

Turkey—continued
Vestel Elektronik Sanayi ve Ticaret AS	541,178	$ 1,592
		2,815

United States—2.5%
Axalta Coating Systems Ltd. (1)	94,610	2,762
Freeport-McMoRan, Inc.	85,345	2,776
Mosaic Co. (The)	51,405	1,836
		7,374

Total Common Stocks (Identified Cost $223,106)		282,372

Exchange-Traded Fund—1.3%
iShares MSCI India ETF	74,970	3,650
Total Exchange-Traded Fund (Identified Cost $3,521)		3,650

Rights—0.0%
Taiwan—0.0%
Fubon Financial Holding Co., Ltd.(1)	122,977	79
	Shares	Value

Taiwan—continued
Fubon Financial Holding Co., Ltd. Preference Shares (1)	74,803	$ —
		79

Total Rights (Identified Cost $—)		79

Total Long-Term Investments—98.1% (Identified Cost $228,685)		287,941

Short-Term Investment—1.8%
Money Market Mutual Fund—1.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	5,166,066	5,166
Total Short-Term Investment (Identified Cost $5,166)		5,166

TOTAL INVESTMENTS—99.9% (Identified Cost $233,851)		$293,107
Other assets and liabilities, net—0.1%		403
NET ASSETS—100.0%		$293,510
Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
PJSC	Public Joint Stock Company

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
China	27%
Taiwan	20
South Korea	15
India	14
Russia	8
United States	5
South Africa	3
Other	8
Total	100%
† % of total investments as of September 30, 2021.
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$282,372	$34,663	$247,709
Preferred Stock	1,840	1,840	—
Rights	79	—	79
Exchange-Traded Fund	3,650	3,650	—
Money Market Mutual Fund	5,166	5,166	—
Total Investments	$293,107	$45,319	$247,788
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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